Equity (Tables)	12 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of July 1, 2018	35,973	5 years	December 18, 2022
Grants of registered direct offering warrants	180,942	5 years	May 23, 2024
Grants of placement agent warrants	22,760	5 years	May 23, 2024
Balance of warrants outstanding as of June 30, 2019	239,675	4.68 years

Balance of warrants outstanding as of June 30, 2020	239,675	3.67 years
Exercise of direct offering warrants	(179,942)
Grants of registered direct offering warrants	6,950,000	5.5 years	October 29, 2026
Grants of placement agent warrants	11,392,464	5.5 years	October 19, 2026
Balance of warrants outstanding as of June 30, 2021	18,402,197	5.31 years

Schedule of key assumption used in estimates
	June 30, 2021	June 30, 2020
Terms of warrants	1.39 years	2.39 years
Exercise price	13.1	13.1
Risk free rate of interest	0.46%	0.29%
Dividend yield	0.00%	0.00
Annualized volatility of underlying stock	164.26%	174.05%

	On May 24, 2019	On June 30, 2019	On June 30, 2020	On June 30, 2021
Terms of warrants	5 years	4.9 years	3.9 years	2.9 years
Exercise price	1.86	1.86	0.51	0.51
Risk free rate of interest	2.77%	2.77%	0.29%	0.46%
Dividend yield	0.00%	0.00%	0.00	0.00
Annualized volatility of underlying stock	189.72%	187.99%	174.05%	164.26%

On April 30, 2020
Terms of warrants	5.5 years
Exercise price	3.60
Risk free rate of interest	0.46%
Dividend yield	0.00%
Annualized volatility of underlying stock	55.87%

On April 20, 2021
Terms of warrants	5.5 years
Exercise price	4.65
Risk free rate of interest	0.46%
Dividend yield	0.00%
Annualized volatility of underlying stock	57.02%